Vessels, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property Plant And Equipment
Balance beginning of period	$ 839,883
Depreciation	(12,003)	$ (6,852)
Balance end of period	827,880
Vessel Cost
Property Plant And Equipment
Balance beginning of period	944,984
Depreciation	0
Balance end of period	944,984
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(105,101)
Depreciation	(12,003)
Balance end of period	(117,104)
Net Book Value
Property Plant And Equipment
Balance beginning of period	839,883
Depreciation	(12,003)
Balance end of period	$ 827,880